Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K/A
Entity File Number	001-40850
Entity Registrant Name	Exscientia plc
Entity Address, Address Line One	The Schrödinger Building
Entity Address, Address Line Two	Oxford Science Park
Entity Address, City or Town	Oxford
Entity Address, Postal Zip Code	OX4 4GE
Entity Address, Country	GB
Entity Central Index Key	0001865408
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31